NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE - Convertible debenture/notes payable (Details) (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes payable issued on March 21, 2012, unsecured, interest included, due on March 21, 2014,convertible into common stock at $1.00 per share
Unamortized debt discount	$ 912,616	$ 151,869
Convertible debenture issued on October 2, 2012, unsecured, interest included, due on October 2, 2015, convertible into common stock at 60% of the lowest closing bid price for the twenty trading days immediately preceding the date of conversion

Unamortized debt discount	0	110,137
Convertible note issued on July 2013, August 2013 and October 2013, unsecured, interest at 8%, due on April 22, 2014, May 27, 2014 and July 25, 2014. Unamortized debt discount of $92,011 and $0, respectively

Unamortized debt discount	92,011	0
Convertible note issued on October 2013 and December 2013, unsecured, zero interest if paid on or before 90 days otherwise one time interest charge of 12%, due on October 2, 2015 and December 2, 2015. Unamortized debt discount of $50,082 and $0, respectively

Unamortized debt discount	50,082	0
Convertible note issued on October 2013, unsecured, interest at 6%, due on October 13, 2014. Unamortized debt discount of $23,507 and $0, respectively
Unamortized debt discount	23,507	0
Convertible note issued on December 2013, unsecured, interest at 8%, due on December 12, 2014. Unamortized debt discount of $58,299 and $0, respectively
Unamortized debt discount	58,299	0
Convertible note issued on December 2013, unsecured, interest at 6%, due on December 12, 2014. Unamortized debt discount of $100,317 and $0, respectively
Unamortized debt discount	$ 100,317	$ 0